CONSOLIDATED BALANCE SHEETS	Dec. 31, 2019 USD ($)
Current assets:
Cash	$ 12,889,000
Prepaid expenses	868,000
Total current assets	28,798,000
Total assets	188,047,000
Current liabilities:
Accounts payable	12,691,000
Accounts payable - related party	190,000
Accrued expenses	7,307,000
Note payable	24,102,000
Total current liabilities	109,348,000
Total liabilities	212,579,000
Commitments and Contingencies (Note 18)
Convertible preferred stock, $0.00001 par value; 409,351,021 and 321,346,716 shares authorized as of December 31, 2020 and 2019, respectively; 175,437,783 and 191,139,933 shares issued and outstanding as of December 31, 2020 and 2019, respectively; (liquidation preference of $257,947 and $258,041 as of December 31, 2020 and 2019, respectively)	231,129,000
Stockholders' Equity:
Additional paid-in capital	3,339,000
Accumulated deficit	(259,054,000)
Total stockholders' deficit	(255,661,000)
Total liabilities, convertible preferred stock and stockholders' deficit	188,047,000
Star Peak Energy Transition Corp [Member]
Current assets:
Prepaid expenses	1,594
Total current assets	1,594
Deferred offering costs associated with initial public offering	251,424
Total assets	253,018
Current liabilities:
Accounts payable	35,093
Accrued expenses	154,174
Note payable	57,301
Total current liabilities	246,568
Total liabilities	246,568
Commitments and Contingencies (Note 18)
Stockholders' Equity:
Preferred stock, $0.0001 par value 1,000,000 shares authorized none issued and outstanding
Additional paid-in capital	23,994
Accumulated deficit	(18,550)
Total stockholders' deficit	6,450
Total liabilities, convertible preferred stock and stockholders' deficit	253,018
Common Class B | Star Peak Energy Transition Corp [Member]
Stockholders' Equity:
Common stock	1,006
Total stockholders' deficit	$ 1,006